Balance Sheets (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Assets
Cash and cash equivalents	$ 2,910,896		$ 2,910,896		$ 7,201,244
Accounts receivable, net	473,284		473,284		298,035
Inventory	4,158,483		4,158,483		4,530,136
Prepaid/in-transit inventory	102,646		102,646		141,611
Prepaid expenses and other current assets	217,550		217,550		171,791
Total current assets	7,862,859		7,862,859		12,342,817
Property and equipment	1,348,326		1,348,326		1,394,619
Accumulated depreciation	(378,286)		(378,286)		(250,861)
Property and equipment, net	970,040		970,040		1,143,758
Other Assets
Operating leases – right-of-use asset	2,789,160		2,789,160		3,148,455
Deposits	58,896		58,896		63,901
Total other assets	2,848,056		2,848,056		3,212,356
Total assets	11,680,955		11,680,955		16,698,931
Current liabilities
Accounts payable	437,236		437,236		230,250
Customer deposits	46,248		46,248		58
Accrued expenses and other current liabilities	299,793		299,793		306,164
Current portion of operating lease liability	506,743		506,743		465,055
Current portion of stockholder promissory notes	625,000		625,000		500,000
Current portion of long-term debt	50,058		50,058		71,426
Total current liabilities	1,965,078		1,965,078		1,572,953
Long-term debt, net of current portion and discount	311,431		311,431		439,049
Operating lease liability, net of current portion	2,376,474		2,376,474		2,754,964
Stockholder promissory notes, net of current portion	200,000		200,000		325,000
Total liabilities	4,852,983		4,852,983		5,091,966
Stockholders’ equity
Preferred stock, par value $.001; 20,000,000 shares authorized; zero shares issued and outstanding
Common stock, par value $.001; 200,000,000 shares authorized; 6,910,717 and 6,802,464 issued and outstanding as of September 30, 2023 and December 31, 2022, respectively	6,911		6,911		6,802
Additional paid-in capital	25,730,833		25,730,833		25,239,654
Accumulated deficit	(18,909,772)		(18,909,772)		(13,639,491)
Total stockholders’ equity	6,827,972	$ 13,076,312	6,827,972	$ 13,076,312	11,606,965
Total liabilities and stockholders’ equity	11,680,955		11,680,955		16,698,931
Sales, net	1,890,115	1,383,011	5,122,415	5,741,075	7,162,837
Cost of sales	1,417,552	980,141	3,752,006	3,770,025	4,874,392
Gross profit	472,563	402,870	1,370,409	1,971,050	2,288,445
Selling, general and administrative	2,290,955	1,662,005	6,363,514	6,479,954	8,241,859
Loss from operations	(1,818,392)	(1,259,135)	(4,993,105)	(4,508,904)	(5,953,414)
Other (Income) / Expense
Interest income	(33,048)	(64)	(100,945)	(158)	(239)
Interest expense	27,491	34,016	92,067	1,571,848	1,605,916
(Gain) / Loss on sale of property & equipment		(13,312)	3,426	(13,312)	(13,312)
Settlement expense			281,680
Other (income) / expense		(471)	(394)	(389)
Total other (income) / expense	(5,557)	20,169	275,834	1,557,989	1,591,976
Loss before taxes	(1,812,835)	(1,279,304)	(5,268,939)	(6,066,893)	(7,545,390)
Franchise taxes / (refund)	1,380		1,342	300
Net loss	$ (1,814,215)	$ (1,279,304)	$ (5,270,281)	$ (6,067,193)	$ (7,536,540)
Net loss per share (basic and diluted)	$ (0.26)	$ (0.19)	$ (0.77)	$ (1.03)	$ (1.23)
Weighted-average number of common shares outstanding	6,910,717	6,802,464	6,878,737	5,913,763	6,135,938